Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ADVANCED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Aug. 20, 2012
Document Creation Date	dei_DocumentCreationDate	Jul. 25, 2012